Summary of Significant Accounting Policies and New Accounting Standards - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 GBP (£) segment	Dec. 31, 2020 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amount retained	$ 7,000,000.0	£ 1,000,000
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Goodwill, impairment loss	$ 0		$ 0
Membership period	1 year	1 year	1 year
Advertising expense	$ 24,100,000		$ 18,200,000
Unrecognized tax benefits	$ 0		0
Tax benefit retained by parent, percent	15.00%
Annual exposure limit	$ 10,800,000		8,300,000
Losses and loss adjustment expenses	122,080,000		91,025,000
Self insurance reserve	900,000		700,000
Media content	3,335,000		0
Labor And Related Expense
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Losses and loss adjustment expenses	10,900,000		$ 7,600,000
Cumulative Effect, Period of Adoption, Adjustment
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Media content	$ 3,300,000
Minimum | Renewal rights
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	3 years	3 years
Minimum | Internally developed software
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	3 years	3 years
Minimum | Trade Names
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	3 years	3 years
Minimum | Noncompete Agreements
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	3 years	3 years
Minimum | Customer Relationships
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	3 years	3 years
Maximum | Renewal rights
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	25 years	25 years
Maximum | Internally developed software
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	25 years	25 years
Maximum | Trade Names
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	25 years	25 years
Maximum | Noncompete Agreements
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	25 years	25 years
Maximum | Customer Relationships
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Intangible asset useful life	25 years	25 years
Computers | Minimum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Computers | Maximum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Automobiles | Minimum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Automobiles | Maximum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Office furniture | Minimum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Office furniture | Maximum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Building and Building Improvements
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, plant and equipment, useful life	39 years	39 years
The Hagerty Group, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
LLC ownership percent	24.70%	24.70%
Member Hubs Holding, LLC | The Hagerty Group, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
LLC ownership percent	80.00%	80.00%